Trade receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables

17. Trade receivables

	December 31,
	2023	2022
	£000s	£000s
Trade receivables	228	915

The Directors consider that the carrying amount of trade receivables approximates to their fair value.

No interest is charged on outstanding receivables. There were no overdue trade receivables balances.

The Group has applied an expected credit loss model to the balance and determined that £nil (2022: £nil) provision is required.